CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property, plant & equipment	$ 2,887	$ 2,800
Right-of-use assets	266	79
Goodwill	8,905	8,899
Intangible assets other than goodwill	10,719	10,679
Deferred tax assets	338	670
Financial assets	357	388
Other non-current assets	160	148
Total non-current assets	23,632	23,663
Current assets
Inventories	1,489	1,440
Trade receivables	1,407	1,253
Receivables from former parent	0	20
Income tax receivables	34	33
Other financial receivables from former parent	0	39
Cash and cash equivalents	721	227
Other current assets	491	387
Total current assets	4,142	3,399
Total assets	27,774	27,062
Equity
Invested capital	0	22,639
Share capital	20	0
Reserves	19,432	0
Total equity	19,452	22,639
Non-current liabilities
Financial debts	1,751	0
Lease liabilities	220	89
Deferred tax liabilities	1,408	1,528
Provisions & other non-current liabilities	1,125	913
Total non-current liabilities	4,504	2,530
Current liabilities
Trade payables	881	663
Payables to former parent	0	85
Financial debts	1,771	47
Lease liabilities	53	0
Other financial liabilities to former parent	0	67
Current income tax liabilities	276	151
Provisions & other current liabilities	837	880
Total current liabilities	3,818	1,893
Total liabilities	8,322	4,423
Total equity and liabilities	$ 27,774	$ 27,062